INTANGIBLE ASSETS (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
Amortization of intangible assets	7,736,767	8,445,950	7,154,262
Annual estimated amortization expense for intangible assets subject to amortization
2013	6,229,366
2014	1,240,000
2015	1,240,000
2016	1,240,000
2017	1,240,000
Total	11,189,366